Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Trading Assets and Liabilities
Trading assets	SFr 190,737	SFr 241,131
Trading liabilities	48,971	72,655
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	80,542	94,391
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	70,961	94,294
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	28,365	38,012
Trading liabilities	23,486	36,871
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	10,869	14,434
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	25,485	35,784
Bank
Schedule of Trading Assets and Liabilities
Trading assets	191,096	241,313
Trading liabilities	49,054	72,667
Bank | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	80,546	94,405
Bank | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	71,102	94,493
Bank | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	28,579	37,979
Trading liabilities	23,545	36,868
Bank | Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	10,869	14,436
Bank | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	SFr 25,509	SFr 35,799